Other Expenses	12 Months Ended
Mar. 31, 2026
Other Expenses [Abstract]
OTHER EXPENSES
22	OTHER EXPENSES

Included within other expenses are the following expenses:

	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Bank charge	41	49	56
Bank interest	378	384	238
Catering fee	96	111	114
Courier	190	202	122
Entertainment	34	207	106
Exchange rate	(30)	69	3
Expat licensing fees	4	4	4
Freight export	4	20	22
General and admin	58	43	28
Insurance	131	131	146
Lab fee	28	32	46
Lab test	18	14	13
License fee	24	93	90
Motor vehicle	18	20	17
Other expenses	80	208	153
Other tax expense	2	35	7
Other tax expense (for commission)	359	376	457
Professional fee	58	364	793
Rental - copier	2	2	2
Rental - office and apartment	200	58	50
Repair and maintenance	32	28	19
Service fee	81	40	—
Stamp duty	—	—	1
Stationery	7	8	6
Transportation	22	19	25
Travelling	150	476	431
Utilities	45	47	45
	2,032	3,040	2,994